INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Inventory [Line Items]
Ore in stockpiles	$ 2,856	$ 2,833
Ore on leach pads	591	623
Current inventories	1,878	2,289
Gold[member]
Disclosure of Detailed Information About Inventory [Line Items]
Ore in stockpiles	2,742	2,678
Ore on leach pads	591	623
Mine operating supplies	615	617
Work in process	117	141
Finished products	114	220
Inventories	4,179	4,279
Non-current ore in stockpiles and on leach pads	2,452	2,300
Current inventories	1,727	1,979
Copper
Disclosure of Detailed Information About Inventory [Line Items]
Ore in stockpiles	114	155
Ore on leach pads	0	0
Mine operating supplies	54	52
Work in process	0	0
Finished products	97	103
Inventories	265	310
Non-current ore in stockpiles and on leach pads	114	0
Current inventories	$ 151	$ 310